Financial Risk Management - Summary of Exposure to Foreign Exchange Risks (Detail) ¥ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2016 JPY (¥)
Disclosure of detailed information about financial instruments [line items]
Investments accounted for using the equity method	$ 97,761	$ 2,897,644			$ 2,401,531
Exchange rates	29.64	29.64	29.64
Financial assets		$ 47,007,397			47,089,532
Financial liabilities		$ 49,766,647			$ 54,838,073
Monetary assets [member] | USD:NTD [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rates	29.7100	29.7100	29.7100	32.2000	32.2000	32.2000
Sensitivity analysis, Movement	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Sensitivity analysis, Impact to profit and loss before tax		$ 174,850			$ 257,688
Financial assets	$ 588,521			$ 800,272
Monetary assets [member] | USD:RMB [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rates	6.5342	6.5342	6.5342	6.9370	6.9370	6.9370
Sensitivity analysis, Movement	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Sensitivity analysis, Impact to profit and loss before tax		$ 12,817			$ 5,727
Financial assets	$ 43,141			$ 17,786
Nonmonetary assets [member] | USD:NTD [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rates				32.2000	32.2000	32.2000
Financial assets				$ 21,951
Gains from investment for using equity method [member] | USD:NTD [member]
Disclosure of detailed information about financial instruments [line items]
Investments accounted for using the equity method				$ 559
Exchange rates				32.2500	32.2500	32.2500
Monetary liabilities [member] | USD:NTD [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rates	29.8100	29.8100	29.8100	32.3000	32.3000	32.3000
Sensitivity analysis, Movement	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Sensitivity analysis, Impact to profit and loss before tax		$ 164,206			$ 192,721
Financial liabilities	$ 550,842			$ 596,659
Monetary liabilities [member] | USD:RMB [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rates	6.5342	6.5342	6.5342	6.9370	6.9370	6.9370
Sensitivity analysis, Movement	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Sensitivity analysis, Impact to profit and loss before tax		$ 47,149			$ 36,589
Financial liabilities	$ 158,166			$ 113,280
Monetary liabilities [member] | JPY:NTD [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rates	0.2662	0.2662	0.2662	0.2776	0.2776	0.2776
Sensitivity analysis, Movement	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Sensitivity analysis, Impact to profit and loss before tax		$ 7,754			$ 10,656
Financial liabilities | ¥			¥ 2,912,882			¥ 3,838,753
Monetary liabilities [member] | JPY:RMB [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rates	0.0579	0.0579	0.0579	0.0596	0.0596	0.0596
Sensitivity analysis, Movement	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Sensitivity analysis, Impact to profit and loss before tax		$ 2,697			$ 1,656
Financial liabilities | ¥			¥ 1,013,068			¥ 596,668